Financial Risk Management - Schedule of Maturity Analysis for non-Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 35,013	$ 53,490
Borrowings	1,735,573	1,324,848
Leases	49,434	34,889
Other liabilities	166,851	181,003
Total	1,986,871	1,594,230
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	35,013	53,490
Borrowings	209,463	200,822
Leases	16,080	12,358
Other liabilities	161,467	178,779
Total	422,023	445,449
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	940,780	864,264
Leases	33,215	22,531
Other liabilities	5,384	2,224
Total	979,379	889,019
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	585,330	259,762
Leases	139	0
Other liabilities	0	0
Total	$ 585,469	$ 259,762